IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Credit related commitments	$ 371,167	$ 337,092
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	291,537
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	51,873
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	15,556
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,669
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	186
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	346
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	46,546	39,474
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,240
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	42,482
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,446
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	32
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	346
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	19,310	24,451
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,253
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,971
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,001
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	75
Later than one months and not later than three months [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	22,607	11,188
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,896
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,420
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,651
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,616
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
3 - 6 months [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	7,144	8,798
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,396
6 - 9 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,592
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	152
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
6 - 9 months [Member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	10,190	6,427
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,026
9 - 12 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,577
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	585
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
9 - 12 months [Member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	21,895	20,638
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	21,269
1 - 2 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	584
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	31
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	11
1 - 2 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	54,493	51,245
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	53,534
2 - 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	646
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	275
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	38
2 - 5 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,183	1,714
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,124
Over 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	59
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	185,799	$ 173,157
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	185,799
No specific maturity [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 0